Consolidated Statements of Cash Flows (USD $)	12 Months Ended						138 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (2,135,140)		$ (2,346,826)		$ (2,747,328)		$ (24,767,142)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	93,643		109,017		119,773		659,280
Accretion of preferred stock redemption value							346,673
Stock-based compensation expense, including common stock issued for services	310,076		772,997		750,532		6,669,815
Changes in assets and liabilities:
Grant funds receivable	(82,733)		290,760		(153,954)		(266,248)
Prepaid expenses and other current assets	(12,593)		19,122		(4,215)		(42,301)
Deferred offering costs			430,402		(430,402)
Deposits			980		(11,010)		(11,010)
Accounts payable and accrued expenses	(614,500)		419,927		39,033		415,825
Total adjustments	(306,107)		2,043,205		309,757		7,772,034
Net cash used in operating activities	(2,441,247)		(303,621)		(2,437,571)		(16,995,108)
Cash flows from investing activities:
Purchase of property and equipment			(11,896)		(4,706)		(538,490)
Proceeds from sale of property and equipment					5,580		5,580
Net cash provided (used) by investing activities			(11,896)		874		(532,910)
Cash flows from financing activities:
Proceeds from sale of common stock	310,160		404,410				15,836,468
Proceeds from sale of preferred stock	1,999,032						2,727,475
Net cash provided by financing activities	2,309,192	[1]	404,410	[1]		[1]	18,563,943 [1]
Net increase (decrease) in cash and cash equivalents	(132,055)		88,893		(2,436,697)		1,035,925
Cash and cash equivalents at beginning of period	1,167,980		1,079,087		3,515,784
Cash and cash equivalents at end of period	1,035,925		1,167,980		1,079,087		1,035,925
Supplemental disclosure of cash flow information Interest paid							$ 5,669

[1]	Supplemental disclosure of non-cash investing and financing activities: In connection with the Merger discussed in Note 5, all of the then outstanding shares of the Company's mandatory redeemable convertible preferred stock were converted into shares of common stock as of September 28, 2006. As discussed in Note 6, during 2012, an aggregate of 1,412 shares of the Company's outstanding Series A Convertible Preferred Stock were converted into 1,882,667 shares of common stock.